OTHER RECEIVABLES - Current and Non-current Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current
Tax credit - VAT	$ 4,358	$ 2,592
Tax credit - Software Promotion Regime (note 3.7.1.1)	493	4,504
Income tax credits	7,053	4,534
Other tax credits	674	577
Tax credit - Knowledge Law (note 3.7.1.1)	7,230	0
Advances to suppliers	2,142	1,666
Prepaid expenses	6,625	4,268
Loans granted to employees	77	211
Other	2,981	956
Other receivables	31,633	19,308
Non-current
Tax credit - VAT	392	1,004
Income tax credits	3,037	1,516
Tax credit - Knowledge Law (note 3.7.1.1)	1,784	0
Other tax credits	145	209
Guarantee deposits	3,091	2,683
Advance to suppliers	0	3,579
Loans granted to employees	101	152
Prepaid expenses	1,348	45
Subtotal	9,898	9,188
Allowance for impairment of tax credits	(269)	(378)	$ (675)	$ (1,300)
TOTAL	$ 9,629	$ 8,810